Document And Entity Information (USD $)	3 Months Ended
	Mar. 31, 2012	Oct. 03, 2012	Jun. 30, 2011
Entity Registrant Name	TETRA TECHNOLOGIES INC.
Entity Central Index Key	0000844965
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 949,427,472
Entity Common Stock Shares Outstanding		78,076,537
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q1
Document Type	8-K
Amendment Flag	true
Document Period End Date	Jul 31, 2012
Amendment Description	Pro forma financial information in connection with an acquisition

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Revenues:
Product sales	$ 67,229	$ 329,489
Services and rentals	113,567	515,786
Total revenues	180,796	845,275
Cost of revenues:
Cost of product sales	50,490	306,953
Cost of services and rentals	80,578	337,235
Depreciation, depletion, amortization, and accretion	17,333	94,839
Impairments of long-lived assets		15,738
Total cost of revenues	148,401	754,765
Gross profit	32,395	90,510
General and administrative expense	30,891	113,273
Interest expense, net	4,151	16,439
Gain (loss) on sales of assets		58,674
Other (income) expense, net	(4,399)	13,239
Income before taxes and discontinued operations	1,752	6,233
Provision for income taxes	604	751
Income from continuing operations	1,148	5,482
Less: income attributable to noncontrolling interest	(466)	(1,271)
Net income from continuing operations attributable to TETRA stockholders	$ 682	$ 4,211
Basic net income per common share:
Net income attributable to TETRA stockholders	$ 0.01	$ 0.05
Average shares outstanding	77,069	76,616
Diluted net income per common share:
Net income attributable to TETRA stockholders	$ 0.01	$ 0.05
Average diluted shares outstanding	78,281	77,991

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012
Current assets:
Cash and cash equivalents	$ 121,399
Restricted cash	5,566
Trade accounts receivable, net	164,169
Inventories	104,230
Deferred tax asset	39,727
Oil and gas properties held for sale	48
Prepaid expenses and other current assets	29,429
Total current assets	464,568
Property, plant, and equipment:
Net property, plant, and equipment	554,889
Other assets:
Goodwill	130,464
Patents, trademarks and other intangible assets, net	34,144
Deferred tax assets	76
Other assets	35,105
Total other assets	199,789
Total assets	1,219,246
Current liabilities:
Trade accounts payable	47,924
Accrued liabilities	90,669
Decommissioning and other asset retirement obligations, net	94,204
Total current liabilities	232,797
Long-term debt, net	305,000
Deferred income taxes	55,329
Decommissioning and other asset retirement obligations, net	32,640
Other liabilities	17,711
Total long-term liabilities	410,680
Equity:
Total TETRA stockholders' equity	534,478
Noncontrolling interests	41,291
Total equity	575,769
Total liabilities and equity	$ 1,219,246

Basis of Presentation	3 Months Ended
Mar. 31, 2012
NotesToFinancialStatementsBasisOfPresentationAbstract
Basis of Presentation
1.      BASIS OF PRESENTATION

The accompanying unaudited pro forma balance sheet and statements of operations present the pro forma effects of the purchase. The balance sheet is presented as though the purchase occurred on March 31, 2012. The statements of operations are presented as though the purchase occurred on January 1, 2011, and include the results of operations of GPS Inc. for their fiscal year ended September 30, 2011.  The historical financial information for GPS Inc. for the fiscal year ended September 30, 2011 includes the impact of $3.65 million of nonrecurring bonus expense.

Method of Accounting for the Purchase	3 Months Ended
Mar. 31, 2012
NotesToFinancialStatementsMethodOfAccountingAbstract
Method of Accounting for the Purchase
2.      METHOD OF ACCOUNTING FOR THE PURCHASE

TETRA will account for the purchase using the purchase method of accounting for business combinations.

The purchase method of accounting requires that GPS Inc.'s assets and liabilities assumed by TETRA be recorded at their estimated fair values. The purchase price of GPS Inc.'s net assets will be based on the total cash value paid by TETRA, approximately $55.5 million.  At July 31, 2012, the purchase price was allocated as follows: $17.7 million to equipment and other fixed assets, $3.5 million to identified intangible assets, and $34.3 million to goodwill.  These values differ from the pro forma balance sheet values due primarily to depreciation and additional equipment assets acquired by GPS, Inc. subsequent to March 31, 2012.

Translation of GPS Inc.'s Historical Financial Statements to U.S. Dollars	3 Months Ended
Mar. 31, 2012
NotesToFinancialStatementsTranslationOfHistoricalFinancialStatements
Translation of GPS Inc.'s Historical Financial Statements to U.S. Dollars
3.      TRANSLATION OF GPS INC.'S HISTORICAL FINANCIAL STATEMENTS TO U.S. DOLLARS

      The unaudited pro-forma condensed combined financial statements are presented in U.S. dollars, and accordingly, financial information of GPS Inc. used to prepare the unaudited pro forma condensed combined financial statements was translated from Canadian dollars (C$) to U.S. dollars ($) using the following exchange rates:

Balance sheet as of March 31, 2012	Closing Rate	C$1 = US$1.0027
Statement of operations for the year ended December 31, 2011	Average Rate	C$1 = US$1.0115
Statement of operations for the three months ended March 31, 2012	Average Rate	C$1 = US$0.9977

Pro Forma Adjustments Related To The Purchase	3 Months Ended
Mar. 31, 2012
NotesToFinancialStatementsProFormaAdjustmentsAbstract
Pro Forma Adjustments Related To The Purchase
4.      PRO FORMA ADJUSTMENTS RELATED TO THE PURCHASE

The unaudited pro forma balance sheet includes the following adjustments:

(a)      This entry records the purchase of substantially all of the equipment assets and operations of GPS Inc. in exchange for approximately $55.5 million in cash. Approximately $1.4 million of this purchase price was applied to retire the associated notes payable of GPS Inc.  The purchased assets did not include working capital.  Such amount was funded from TETRA's available cash and from $38.0 million of borrowings under TETRA's existing bank line of credit facility. The allocation of the purchase price to the acquired assets is preliminary and subject to the potential identification of additional assets and contingencies or revisions to the fair value calculations. The preliminary allocation of this consideration to assets and liabilities includes the following:
  Approximately $3.5 million of intangible assets separable from goodwill related to customer relationships and other intangible assets with useful lives ranging from four to fifteen years.
  The fair value of GPS Inc. property and equipment assets was determined to be approximately $4.1 million higher than its book value at March 31, 2012.
  Outside of the intangible assets and property and equipment assets noted, no other assets or liabilities were purchased or assumed in the transaction.
  Goodwill of approximately $34.6 million was recorded and reflects GPS Inc.'s significant strategic value to TETRA, the existing assembled GPS Inc. workforce and the synergies with TETRA's existing businesses.
  Approximately $0.5 million of transaction costs were incurred and expensed in conjunction with the purchase.
The unaudited pro forma statements of operations include the following adjustments:
(b)      This adjustment records the amortization of intangible assets recorded as part of the purchase based on the preliminary allocation of the purchase price and amortization periods of identified intangible assets.
(c)      This adjustment reduces interest expense to reflect the payoff of all GPS Inc. debt balances upon purchase.
(d)      This adjustment records additional interest expense related to TETRA's borrowing of $38.0 million under its existing bank line of credit facility to fund a portion of the purchase price as if the borrowing had occurred on January 1, 2011.  The interest rate used for this adjustment was equal to the actual rate of the borrowing at closing, which was 2.1971%.  A change in the variable interest rate of one eighth of one percent would change annual interest expense by $47,500.
(e)      This adjustment relates to the changes in depreciation methodology and is based on the preliminary allocation of the purchase price to the depreciable equipment assets.  The majority of the acquired equipment assets were assigned a ten year useful life by TETRA.
(f)      This adjustment records the income tax impact of the purchase, using the pro forma consolidated statutory income tax rates in effect during the applicable periods.
(g)      This adjustment eliminates non-controlling interest of GPS Inc. not present after the purchase.

Significant Accounting Policies (Policies)	3 Months Ended
Mar. 31, 2012
Significant Accounting Policies [Policies]
Method of accounting for the purchase	TETRA will account for the purchase using the purchase method of accounting for business combinations.

Method of Accounting for the Purchase (Details) (USD $)	Jul. 31, 2012	Mar. 31, 2012
Method of Accounting for the Purchase (Details)
Purchase price	$ 55.5	$ 55.5
Purchase price allocation, equipment and other fixed assets	17.7
Purchase price allocation, intangible assets	3.5	3.5
Purchase price allocation, goodwill	$ 34.3	$ 34.6

Translation of GPS Inc.'s Historical Financial Statements to U.S. Dollars (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Translation of GPS Inc.'s Historical Financial Statements to U.S. Dollars (Details)
Currency exchange rate applicable to balance sheet as of March 31, 2012	1.0027
Currency exchange rate applicable to statement of operations for the year ended December 31, 2011		1.0115
Currency exchange rate applicable to statement of operations for the three months ended March 31, 2012	0.9977

Pro Forma Adjustments Related To The Purchase (Details) (USD $)	3 Months Ended
	Mar. 31, 2012	Jul. 31, 2012
Pro Forma Adjustments Related to the Purchase (Details)
Purchase price	$ 55.5	$ 55.5
Debt balances of acquired entity	1.4
Borrowings under bank line of credit used to fund acquisition cost	38
Interest rate applicable to borrowings at closing	2.20%
Change in annual interest expense attributable to change in variable interest rate of one eighth of one percent	47,500
Purchase price allocation, intangible assets	3.5	3.5
Acquired intangible assets, useful lives (minimum)	4
Acquired intangible assets, useful lives (maximum)	15
Fair value of acquired assets in excess of book value	4.1
Purchase price allocation, goodwill	34.6	34.3
Transaction costs associated with acquisition	$ 0.5